Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 277,623	$ 348,441	$ 306,377
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	55,145	(15,676)	76,225
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	46,448	(9,542)	74,190
Comprehensive income	324,071	338,899	380,567
Less: Comprehensive income attributable to noncontrolling interests	75,675	68,458	63,227
Comprehensive income attributable to Community Health Systems, Inc.	$ 248,396	$ 270,441	$ 317,340